Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (6,087,615)	$ (1,195,323)	$ (12,035,851)	$ (10,593,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,411	2,928	11,993	37,142
Stock based compensation for non employees	4,692,003	225,740	5,306,755	4,146,979
Gain/Loss on investment in equity securities		47,791	269,844	1,168,733
Government grant income		(124,400)	(360,898)
Other non-cash income and expenses	9,503			(15,360)
Investment loss				1,001,806
Deferred tax	(86,867)	(51,024)	824,199	(223,201)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(505)	(238,484)	(120,980)	3,696
Decrease (increase) in prepaid expenses and other current assets			(357,276)	(15,778)
Decrease (increase) in prepaid expenses and deposits	(113,292)	(187,723)
Decrease (increase) in due from related parties	(1,434,353)	(18,229)	(595,037)	20,645
Increase (decrease) in inventory	2,537		(25,830)
Increase (decrease) in accounts payable		(12,710)	(23,044)	(951)
Increase (decrease) in accrued expenses and other current liabilities	(38,378)	136,519	(173,151)	(359,822)
Increase (decrease) in advanced from others			(1,085)	(1,015)
Increase (decrease) in due to related parties	57,299	1,841	(317,358)	266,791
Net cash used in operating activities	(2,994,257)	(1,413,074)	(7,597,719)	(4,563,919)
Cash flows from investing activities
Net proceeds from sale of investment				147,804
Purchase of investments			(107,547)
Purchase of equipment	(93,220)		(17,503)
Loan to related parties				(373,235)
Prepayment for equity investment		(281,952)	(680,916)
Net cash used in investing activities	(93,220)	(281,952)	(805,966)	(225,431)
Cash flows from financing activities
Issuance of common stock		40,448	11,119,452	7,615,331
Payment for offering costs			(850,429)
Proceeds from convertible notes				2,500,000
Repayment of convertible notes		(250,000)	(306,836)
Repayment of short-term loan			(100,000)
Repayment of notes payable			(107,400)
Repayment of short-term bank loan				(350,000)
Proceeds from short-term loan				100,000
Proceeds from long-term loan			236,498	124,400
Proceeds from (repayments of) short term borrowings from third parties			4,265	(480,989)
Proceeds from borrowings from related parties				72,704
Repayment of long-term bank loans				(13,603)
Proceeds from long-term loans		236,498
Borrowings from related parties		10,651
Net proceeds from short-term borrowing from related parties		4,629
Net cash provided by financing activities		42,226	9,995,550	9,567,843
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(45,150)	(15,335)	(28,021)	62,435
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,132,627)	(1,668,135)	1,563,844	4,840,928
Cash and cash equivalents and restricted cash
Beginning	6,565,215	5,001,371	5,001,371	160,443
Ending	3,432,588	3,333,236	6,565,215	5,001,371
Cash paid during the year for:
Interest expense paid	43,842	21,666	333,873	208,556
Income taxes paid
Non-cash financing and investing activities
Common shares issued for debt conversion			$ 2,693,548	$ 1,717,051